Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions With Related Parties
Receivables and other assets	€ 1,104	€ 864	€ 910
Payables and other liabilities	2,841	3,750	2,891
Guarantees	2,596	2,588	8,603
Revenues	1,252	1,391	1,608
Costs	9,173	8,005	9,198
Other operating (expense) income	19	319	331
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	485	329	392
Payables and other liabilities	2,009	2,872	1,755
Guarantees	2,596	2,588	8,602
Revenues	305	353	426
Costs	5,466	4,526	5,363
Other operating (expense) income	(1)	11	28
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	379	236	295
Payables and other liabilities	1,983	2,848	1,731
Guarantees	2,399	2,392	8,421
Revenues	285	335	412
Costs	5,448	4,513	5,349
Other operating (expense) income	(1)	11	28
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	3	1	1
Payables and other liabilities	71	96	83
Costs	229	156	142
Angola LNG Supply Services Llc
Transactions With Related Parties
Guarantees	181	177
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	15	14	20
Payables and other liabilities			4
Guarantees	1,168	1,147	1,094
Revenues	71	62	28
Gas Distribution Company of Thessaloniki Thessaly SA
Transactions With Related Parties
Receivables and other assets		1
Payables and other liabilities	13	18
Costs	53	51
Saipem Group
Transactions With Related Parties
Receivables and other assets	75	75	63
Payables and other liabilities	227	171	76
Guarantees	510	793	7,270
Revenues	27	30	44
Costs	503	420	450
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	33	27	36
Payables and other liabilities	198	134	121
Revenues	1	1
Costs	1,134	998	951
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	57	1	5
Payables and other liabilities	171	268	220
Revenues	3	1	2
Costs	365	502	495
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	50	56	86
Payables and other liabilities	1,130	2,029	1,205
Revenues	7	7	8
Costs	1,590	2,282	3,168
Union Fenosa Gas SA
Transactions With Related Parties
Receivables and other assets	8	4
Payables and other liabilities	1	7
Guarantees	57	57	57
Revenues	1	123	202
Costs	6		3
Other operating (expense) income	63	37	28
Var Energi AS
Transactions With Related Parties
Receivables and other assets	32	13
Payables and other liabilities	143	100
Guarantees	482	218
Revenues	63
Costs	1,481
Other operating (expense) income	(64)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	106	44	84
Payables and other liabilities	29	25	22
Guarantees	1
Revenues	112	111	128
Costs	87	104	140
Other operating (expense) income		(26)
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	106	93	97
Payables and other liabilities	26	24	24
Guarantees	197	196	181
Revenues	20	18	14
Costs	18	13	14
Eni BTC Ltd
Transactions With Related Parties
Guarantees	180	177	169
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	101	87	77
Payables and other liabilities	1	1	1
Guarantees	3	5	5
Revenues	14	11	7
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	5	6	20
Payables and other liabilities	25	23	23
Guarantees	14	14	7
Revenues	6	7	7
Costs	18	13	14
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	542	494	478
Payables and other liabilities	755	736	989
Guarantees			1
Revenues	909	1,000	1,139
Costs	3,213	3,218	3,280
Other operating (expense) income	20	308	303
Enel Group
Transactions With Related Parties
Receivables and other assets	185	134	123
Payables and other liabilities	284	151	187
Revenues	105	118	164
Costs	602	514	622
Other operating (expense) income	(8)	227	285
Italgas Group
Transactions With Related Parties
Receivables and other assets	3	5	14
Payables and other liabilities	154	146	180
Guarantees			1
Revenues	1	23	18
Costs	677	667	681
Snam Group
Transactions With Related Parties
Receivables and other assets	278	237	187
Payables and other liabilities	229	289	351
Revenues	71	109	85
Costs	1,208	1,184	1,221
Other operating (expense) income		(1)
Terna Group
Transactions With Related Parties
Receivables and other assets	40	26	35
Payables and other liabilities	45	47	31
Revenues	171	150	154
Costs	223	231	212
Other operating (expense) income	17	8	15
GSE Gestore Servizi Energetic
Transactions With Related Parties
Receivables and other assets	26	67	69
Payables and other liabilities	24	85	219
Revenues	549	555	702
Costs	468	588	506
Other operating (expense) income	11	74	2
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	10	25	50
Payables and other liabilities	19	18	21
Revenues	12	45	16
Costs	35	34	38
Other operating (expense) income			1
Other related parties
Transactions With Related Parties
Receivables and other assets	2	1	1
Payables and other liabilities	3	2	2
Revenues	5	4	1
Costs	37	32	25
Pension funds
Transactions With Related Parties
Costs	30
Fondazione Eni Enrico Mattei
Transactions With Related Parties
Costs	6
Eni Foundation
Transactions With Related Parties
Costs	1
Groupement Sonatrach Agip and Organe Conjoint des Operations
Transactions With Related Parties
Receivables and other assets	75	40	39
Payables and other liabilities	74	140	145
Revenues	33	34	42
Costs	€ 457	€ 229	€ 530